Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2020
CACM [Member]
Place incorporated	New York, USA
Ownership percentage	100.00%
Baytao [Member]
Place incorporated	New York, USA
Ownership percentage	80.00%
Color China [Member]
Place incorporated	Hong Kong
Ownership percentage	100.00%
BVI-ACM [Member]
Place incorporated	British Virgin Island	[1]
Ownership percentage	100.00%	[1]
China-ACMH [Member]
Place incorporated	Beijing, China	[1]
Ownership percentage	100.00%	[1]
Xin Ao [Member]
Place incorporated	Beijing, China	[1]
Description of ownership percentage	VIE	[1]
Sunway Kids [Member]
Place incorporated	British Virgin Island	[2]
Ownership percentage	100.00%	[2]

[1]	The Company sold BVI-ACM and its subsidiaries to two former officers (CEO and CFO) who collectively held less than 5% ordinary shares of the Company currently for $600,000. See Note 4 - Discontinued operations for details.
[2]	The Company sold Sunway Kids and its subsidiaries to a third party for $2.4 million in June 2020. See Note 4 - Discontinued operations for details.